UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Operating Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo             Greenwich, CT             August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $7,884,661
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                 Name
--------------------                                 ----

NONE


                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                       COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
                                                          VALUE       SHS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT  PRN  CALL  DISCRETION   MGRS      SOLE     SHARED NONE
AMERICAN TOWER CORP           CL A             029912201  286,395   6,778,588  SH          SOLE       NONE    6,778,588
APPLE INC                     COM              037833100  311,693   1,861,521  SH          SOLE       NONE    1,861,521
BAIDU COM INC                 SPON ADR REP A   056752108  115,263     368,301  SH          SOLE       NONE      368,301
BURLINGTON NORTHN SANTA FE C  COM              12189T104  344,688   3,450,676  SH          SOLE       NONE    3,450,676
CHIPOTLE MEXICAN GRILL INC    CL A             169656105   84,302   1,020,357  SH          SOLE       NONE    1,020,357
CHIPOTLE MEXICAN GRILL INC    CL B             169656204   69,378     920,624  SH          SOLE       NONE      920,624
CISCO SYS INC                 COM              17275R102  425,085  18,275,367  SH          SOLE       NONE   18,275,367
COGENT COMM GROUP INC         COM NEW          19239V302    6,585     491,400      CALL    SOLE       NONE      491,400
COLGATE PALMOLIVE CO          COM              194162103  201,657   2,918,339  SH          SOLE       NONE    2,918,339
CROWN CASTLE INTL CORP        COM              228227104  249,706   6,447,346  SH          SOLE       NONE    6,447,346
E M C CORP MASS               COM              268648102  130,631   8,892,507  SH          SOLE       NONE    8,892,507
GOOGLE INC                    CL A             38259P508  253,624     481,790  SH          SOLE       NONE      481,790
LIBERTY GLOBAL INC            COM SER A        530555101   13,101     416,819  SH          SOLE       NONE      416,819
LIBERTY GLOBAL INC            COM SER C        530555309   16,599     546,745  SH          SOLE       NONE      546,745
MASTERCARD INC                CL A             57636Q104  487,256   1,835,101  SH          SOLE       NONE    1,835,101
MONSANTO CO NEW               COM              61166W101  114,047     901,985  SH          SOLE       NONE      901,985
MOSAIC CO                     COM              61945A107   45,538     314,706  SH          SOLE       NONE      314,706
NII HLDGS INC                 CL B NEW         62913F201  295,371   6,219,645  SH          SOLE       NONE    6,219,645
OCCIDENTAL PETE CORP DEL      COM              674599105  161,034   1,792,059  SH          SOLE       NONE    1,792,059
POTASH CORP SASK INC          COM              73755L107  365,284   1,598,128  SH          SOLE       NONE    1,598,128
QUALCOMM INC                  COM              747525103  579,813  13,067,687  SH          SOLE       NONE   13,067,687
QUALCOMM INC                  COM              747525103  216,069   4,869,700      CALL    SOLE       NONE    4,869,700
RESEARCH IN MOTION LTD        COM              760975102  287,401   2,458,519  SH          SOLE       NONE    2,458,519
SBA COMMUNICATIONS CORP       COM              78388J106  178,566   4,958,798  SH          SOLE       NONE    4,958,798
SIRIUS SATELLITE RADIO INC    NOTE 2.500% 2/1  82966UAC7   41,129  42,130,000  PRN         SOLE       NONE   42,130,000
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5   25,280  32,000,000  PRN         SOLE       NONE   32,000,000
SLM CORP                      COM              78442P106   90,163   4,659,563  SH          SOLE       NONE    4,659,563
ST JUDE MED INC               COM              790849103  304,872   7,457,739  SH          SOLE       NONE    7,457,739
STAPLES INC                   COM              855030102   76,613   3,225,798  SH          SOLE       NONE    3,225,798
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209  415,523   9,072,552  SH          SOLE       NONE    9,072,552
UNION PAC CORP                COM              907818108  583,650   7,730,463  SH          SOLE       NONE    7,730,463
VISA INC                      COM CL A         92826C839  257,739   3,169,829  SH          SOLE       NONE    3,169,829
WATERS CORP                   COM              941848103  285,741   4,430,086  SH          SOLE       NONE    4,430,086
XTO ENERGY INC                COM              98385X106  405,969   5,925,684  SH          SOLE       NONE    5,925,684
ZIMMER HLDGS INC              COM              98956P102  158,896   2,334,988  SH          SOLE       NONE    2,334,988



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